INTANGIBLES - Schedule of Finite-Lived Intangible Assets (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 301	$ 301	$ 301
Accumulated Amortization	(125)	(110)	(49)
Net	176	191	252
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	301	301	301
Accumulated Amortization	(125)	(110)	(49)
Net	$ 176	$ 191	$ 252